SEGMENT INFORMATION - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total assets	$ 102,591	$ 131,577
Total liabilities	64,342	82,990
Equity accounted investments	19,547	19,435	$ 19,943
Office
Disclosure of operating segments [line items]
Total assets	29,656	31,942
Total liabilities	14,954	16,726
Equity accounted investments	7,805	8,199
Retail
Disclosure of operating segments [line items]
Total assets	30,693	30,722
Total liabilities	12,266	13,528
Equity accounted investments	9,823	9,501
LP Investments
Disclosure of operating segments [line items]
Total assets	40,812	67,223
Total liabilities	30,183	45,203
Equity accounted investments	1,919	1,735
Corporate
Disclosure of operating segments [line items]
Total assets	1,430	1,690
Total liabilities	6,939	7,533
Equity accounted investments	$ 0	$ 0